Intangible assets - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 54.2	SFr 58.3	SFr 64.6
Research and development expense	10.6	9.6
Impairment loss recognised in profit or loss, goodwill	0.0	0.0
Goodwill expected to be deductible for tax purposes	0.0
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0.3	0.4
Patents, licenses and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 45.1	47.5	50.9
Patents, licenses and other rights | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Patents, licenses and other rights | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 7.3	SFr 9.0	SFr 11.9
Useful life measured as period of time, intangible assets other than goodwill	4 years
Other development cost capitalized
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years